Fair Value - Schedule of Fair Value Liabilities, Activity for Convertible Preferred Stock Warrant Liability (Details) - Convertible Preferred Stock Warrant Liability $ in Thousands	9 Months Ended
Sep. 30, 2020 USD ($)
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Derivative liability recorded upon issuance of convertible notes	$ 364
Change in fair value of liability	641
Settlement	$ (1,005)